Shareholders' Equity - Narrative (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock, shares authorized (in shares)										1,850,000,000
Common stock, par value (in dollars per share)		$ 0.10								$ 0.10	$ 0.10
Number of shares authorized to be repurchased										20,474,483
Treasury stock, shares, acquired (in shares)										0	0	0
Cash dividends declared per share (in USD per share)	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms										$ 300,000,000